Goodwill (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Impairment charge		$ 0	$ 0
Royal Caribbean International
Goodwill [Line Items]
Impairment charge	$ 0
Silversea Cruises
Goodwill [Line Items]
Impairment charge	$ 0